Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Purchase commitments
Purchase commitment	¥ 85,354
Less than one year	72,021
1-2 Years	6,667
2-3 Years	6,667
3-5 Years	0
Over 5 Years	0
Capital commitments
Total	39,504
Less than one year	38,502
1-2 Years	1,002
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Investment commitment
Investment commitment
Total	49,000
Less than one year	49,000
1–2 Years	0
2–3 Years	0
3–5 Years	0
Over 5 Years	¥ 0